Schedule of fair value on a recurring basis (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Total liabilities		$ 16,603,000
Previously Reported [Member]
Platform Operator, Crypto Asset [Line Items]
Total liabilities		16,603,000
Fair Value, Inputs, Level 1 [Member] | Previously Reported [Member]
Platform Operator, Crypto Asset [Line Items]
Total liabilities
Fair Value, Inputs, Level 2 [Member] | Previously Reported [Member]
Platform Operator, Crypto Asset [Line Items]
Total liabilities
Fair Value, Inputs, Level 3 [Member] | Previously Reported [Member]
Platform Operator, Crypto Asset [Line Items]
Total liabilities		$ 16,603,000